Capital	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Capital
NOTE 14 – CAPITAL
In March 2011, the Federal Reserve completed its review of the Company’s capital plan in connection with the CCAR. Upon completion of the review, the Federal Reserve did not object to the Company’s capital plan as originally submitted in January 2011. As a result, during the first quarter of 2011, the Company completed a $1.0 billion common stock offering and a $1.0 billion senior debt offering, which pays 3.60% interest and is due in 2016.
On March 30, 2011, the Company used the proceeds from these offerings as well as from other available funds to repurchase $3.5 billion of Fixed Rate Cumulative Preferred Stock, Series C, and $1.4 billion of Fixed Rate Cumulative Preferred Stock, Series D, that was issued to the U.S. Treasury under the TARP’s CPP in 2008. As a result of the repurchase of Series C and D Preferred Stock, the Company incurred a one-time non-cash charge to net income/(loss) available to common shareholders of $74 million related to accelerating the outstanding discount accretion on the Series C and D Preferred Stock. The discount associated with the Series C and D Preferred Stock was being amortized over a five-year period from each respective issuance date using the effective yield method and totaled $6 million, $25 million and $23 million during 2011, 2010 and 2009, respectively.
On January 9, 2012, the Company submitted its latest CCAR capital plan which is currently under review by the Federal Reserve.
The Company is subject to various regulatory capital requirements which involve quantitative measures of the Company’s assets.

 Capital Ratios

Capital ratios at December 31, consisted of the following:

	2011		2010
(Dollars in millions)	Amount	Ratio	Amount	Ratio
SunTrust Banks, Inc.
Tier 1 common	$12,254	9.22%	$10,737	8.08%
Tier 1 capital	14,490	10.90	18,156	13.67
Total capital	18,177	13.67	21,967	16.54
Tier 1 leverage		8.75		10.94
SunTrust Bank
Tier 1 capital	$14,026	10.70%	$13,120	10.05%
Total capital	17,209	13.13	16,424	12.58
Tier 1 leverage		8.69		8.33

Substantially all of the Company’s retained earnings are undistributed earnings of the Bank, which are restricted by various regulations administered by federal and state bank regulatory authorities. There was no capacity for payment of cash dividends to the Parent Company under these regulations at December 31, 2011 and 2010. At January 1, 2012, retained earnings of the Bank available for payment of cash dividends to the Parent Company under these regulations totaled approximately $697 million. Additionally, the Federal Reserve requires the Company to maintain cash reserves. As of December 31, 2011 and 2010, these reserve requirements totaled $1.7 billion and $1.4 billion, respectively and were fulfilled with a combination of cash on hand and deposits at the Federal Reserve.
Preferred Stock
Preferred stock at December 31 consisted of the following:

(Dollars in millions)	2011	2010
Series A (1,725 shares outstanding)	$172	$172
Series B (1,025 shares outstanding at December 31, 2011)	103	—
Series C (35,000 shares outstanding at December 31, 2010)	—	3,442
Series D (13,500 shares outstanding at December 31, 2010)	—	1,328
	$275	$4,942

On September 12, 2006, the Company issued depositary shares representing ownership interests in 5,000 shares of Perpetual Preferred Stock, Series A, no par value and $100,000 liquidation preference per share (the “Series A Preferred Stock”). The Series A Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends on the Series A Preferred Stock, if declared, will accrue and be payable quarterly at a rate per annum equal to the greater of three-month LIBOR plus 0.53%, or 4.00%. Dividends on the shares are noncumulative. Shares of the Series A Preferred Stock have priority over the Company’s common stock with regard to the payment of dividends. As such, the Company may not pay dividends on or repurchase, redeem, or otherwise acquire for consideration shares of its common stock unless dividends for the Series A Preferred Stock have been declared for that period and sufficient funds have been set aside to make payment. On September 15, 2011, the Series A Preferred Stock became redeemable at the Company’s option at a redemption price equal to $100,000 per share, plus any declared and unpaid dividends. Except in certain limited circumstances, the Series A Preferred Stock does not have any voting rights. During 2009, the Company repurchased 3,275 shares of the Series A Preferred Stock.
On December 15, 2011, the Company issued depositary shares representing ownership interests in 1,025 shares of Perpetual Preferred Stock, Series B, no par value and $100,000 liquidation preference per share (the "Series B Preferred Stock"). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends on the Series B Preferred Stock, if declared, will accrue and be payable quarterly at a rate per annum equal to the greater of three-month LIBOR plus 0.65%, or 4.00%. Dividends on the shares are noncumulative. Shares of the Series B Preferred Stock have priority over the Company's common stock with regard to the payment of dividends. As such, the Company may not pay dividends on or repurchase, redeem, or otherwise acquire for consideration shares of its common stock unless dividends for the Series B Preferred Stock have been declared for that period, and sufficient funds have been set aside to make payment. The Series B Preferred Stock were immediately redeemable upon issuance at the Company's option at a redemption price equal to $100,000 per share, plus any declared and unpaid dividends. Except in certain limited circumstances, the Series B Preferred Stock does not have any voting rights.
On November 14, 2008, as part of the CPP established by the U.S. Treasury under the EESA, the Company entered into a Purchase Agreement with the U.S. Treasury pursuant to which the Company issued and sold to the U.S. Treasury 35,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series C, having a liquidation preference of $100,000 per share (the “Series C Preferred Stock”), and a ten-year warrant to purchase up to 11,891,280 shares of the Company’s common stock, par value $1.00 per share, at an initial exercise price of $44.15 per share, for an aggregate purchase price of $3.5 billion in cash.
On December 31, 2008, as part of the CPP established by the U.S. Treasury under the EESA, the Company entered into a Purchase Agreement with the U.S. Treasury dated December 31, 2008, pursuant to which the Company issued and sold to the U.S. Treasury 13,500 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series D, having a liquidation preference of $100,000 per share (the “Series D Preferred Stock”), and a ten-year warrant to purchase up to 6,008,902 shares of the Company’s common stock, par value $1.00 per share, at an initial exercise price of $33.70 per share, for an aggregate purchase price of $1.4 billion in cash.
The Company repurchased the aforementioned Series C and D Cumulative Perpetual Preferred Stock on March 30, 2011. On September 22, 2011, the U.S. Treasury auctioned a total of 17.9 million of the Company's warrants to purchase 11.9 million shares of SunTrust common stock at an exercise price of $44.15 per share (Series B warrants) and 6 million shares of SunTrust common stock at an exercise price of $33.70 per share (Series A warrants). The warrants were issued by SunTrust to the U.S. Treasury in connection with its investment in SunTrust Banks, Inc. under the CPP and have expiration dates of November 2018 (Series B) and December 2018 (Series A). In conjunction with the U.S. Treasury's auction, the Company acquired 4 million of the Series A warrants for $11 million and retired them.
Common and Preferred Dividends
The Company remains subject to certain restrictions on its ability to increase the dividend on common shares as a result of participating in the U.S. Treasury’s CPP. If the Company increases its dividend above $0.54 per share per quarter prior to the tenth anniversary of its participation in the CPP, then the anti-dilution provision within the warrants issued in connection with the Company’s participation in the CPP will require the exercise price and number of shares to be issued upon exercise to be proportionately adjusted. The amount of such adjustment is determined by a formula and depends in part on the extent to which the Company raises its dividend. The formulas are contained in the warrant agreements which were filed as exhibits to Form 8-As filed on September 23, 2011.
During the years ended December 31, 2011, 2010 and 2009, SunTrust paid cash dividends on perpetual preferred stock totaling $67 million, $239 million and $246 million, respectively. SunTrust also declared and paid common dividends totaling $64 million, or $0.12 per common share, $20 million, or $0.04 per common share, and $83 million, or $0.22 per common share during the years ended December 31, 2011, 2010, and 2009, respectively.